Taxes (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			185 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012
Reconciliation of the (benefit) provision for income taxes
Loss before taxes					$ (15,808,000)	$ (16,678,000)	$ (20,518,000)
Income tax expense computed at statutory federal tax rate					(5,375,000)	(5,672,000)	(6,976,000)
State income tax (net of federal benefit)						7,000	8,000
Disallowed expenses and non-taxable income					(141,000)	(490,000)	(773,000)
Loss surrendered to generate R&D credit					1,372,000	1,605,000	2,322,000
Additional research and development tax relief					(2,260,000)	(793,000)	(1,185,000)
Change in valuation allowance					3,170,000	3,984,000	4,605,000
Research and development tax credit rate difference						132,000	237,000
Foreign items, including change in tax rates					2,669,000	570,000	814,000
Current - total	(419,000)	(126,000)	(714,000)	(443,000)	(565,000)	(657,000)	(948,000)	(18,444,000)	(19,158,000)
Significant components of the entity's deferred tax assets
Net operating loss carryforwards					43,870,000	43,056,000		43,870,000
Depreciation, amortization and impairment of property and equipment					1,772,000	1,925,000		1,772,000
Stock Options					1,372,000	1,228,000		1,372,000
Accrued Expenses					3,435,000	3,778,000		3,435,000
Other					96,000	89,000		96,000
Translation adjustment					249,000	(2,452,000)		249,000
Deferred Tax Assets					50,794,000	47,624,000		50,794,000
Valuation allowance for deferred tax assets					(50,794,000)	(47,624,000)		(50,794,000)
Net deferred taxes					0	0		0
Accumulated tax losses					148,274,000	132,521,000		148,274,000
Federal and foreign
Taxes
NOLs carryforward					$ 166,900,000	$ 147,700,000		$ 166,900,000